Depreciation and Amortization - Depreciation and Amortization Expense Excluded from Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Component Of Other Income And Expense [Line Items]
Depreciation and amortization	$ 69,526	$ 73,901	$ 300,579	$ 296,083	$ 299,639
Direct advertising expenses [Member]
Component Of Other Income And Expense [Line Items]
Depreciation and amortization	65,592	68,226	283,280	277,662	283,720
General and administrative expenses [Member]
Component Of Other Income And Expense [Line Items]
Depreciation and amortization	1,021	876	4,684	4,137	4,224
Corporate expenses [Member]
Component Of Other Income And Expense [Line Items]
Depreciation and amortization	$ 2,913	$ 4,799	$ 12,615	$ 14,284	$ 11,695